Employee Benefit Plans - Schedule of Estimated Future Benefit Payments for Defined Benefit Pension Plans and Other Post-Employment Benefit Plans (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 CAD ($)
Employee Benefit Plans - Schedule of Estimated Future Benefit Payments for Defined Benefit Pension Plans and Other Post-Employment Benefit Plans (Details) [Line Items]
Pension Plans 2025	$ 19,925
Other Post- employment Benefit Plans 2025	1,353
Pension Plans 2026	21,098
Other Post- employment Benefit Plans 2026	1,401
Pension Plans 2027	22,016
Other Post- employment Benefit Plans 2027	1,447
Pension Plans 2028	22,849
Other Post- employment Benefit Plans 2028	1,490
Pension Plans 2029	23,526
Other Post- employment Benefit Plans 2029	1,567
Pension Plans 2030 to 2034	123,778
Other Post- employment Benefit Plans 2030 to 2034	$ 8,468